Accumulated retained earnings - Schedule of accumulated retained earnings and reserves of entities accounted for using the equity method (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [line items]
Revaluation reserve Royal Decree-Law 7/1996	€ 0	€ 0	€ 0
Reserves of subsidiaries	€ 47,249	47,669	49,196
Percentage of share capital required to be maintained in the legal reserve	20.00%
Equity Investments
Disclosure of reserves within equity [line items]
Restricted reserves	€ 3,084	2,899	2,798
Legal reserve	1,515	1,618	1,734
Own shares	421	649	737
Revaluation reserve Royal Decree-Law 7/1996	43	43	43
Reserve for retired capital	1,105	589	284
Unrestricted reserves	24,186	16,033	7,701
Voluntary reserves	20,362	14,284	7,917
Consolidation reserves attributable to the Bank	3,824	1,749	(216)
Reserves of subsidiaries	47,249	47,669	49,196
Reserves of entities accounted for using the equity method	1,831	1,762	1,553
Accumulated retained earnings and other reserves	€ 76,350	€ 68,363	€ 61,248